Offsets	Aug. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93638
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 81,783.29
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	HPS Corporate Lending Fund
Form or Filing Type	SC TO
File Number	005-93638
Filing Date	Aug. 01, 2025
Fee Paid with Fee Offset Source	$ 81,783.29